COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases as of December 31, 2013 were as follows:

Amount
RMB

2014	94,086
2015	79,899
2016	52,996
2017	27,458
2018	17,672
Thereafter	88,357
Total	360,468